Employee Benefit Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Pension And OPEB Plan Costs

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018

Components of net allocated pension costs:
Service cost	$6	$7	$13	$14
Interest cost	32	30	64	60
Expected return on assets	(30)	(30)	(60)	(60)
Amortization of net loss	8	12	15	24
Net pension costs	16	19	32	38
Components of net OPEB costs:
Service cost	1	2	3	4
Interest cost	11	11	22	22
Expected return on assets	(2)	(2)	(4)	(4)
Amortization of prior service cost	(5)	(7)	(10)	(14)
Amortization of net loss	5	14	9	28
Net OPEB costs	10	18	20	36
Total net pension and OPEB costs	26	37	52	74
Less amounts deferred principally as property or a regulatory asset	(7)	(18)	(14)	(35)
Net amounts recognized as operation and maintenance expense or other deductions	$19	$19	$38	$39

	Year Ended December 31,
	2018	2017	2016

Pension costs	$77	$85	$76
OPEB costs	70	58	62
Total benefit costs	147	143	138
Less amounts recognized principally as property or a regulatory asset	(69)	(98)	(100)
Net amounts recognized as operation and maintenance expense or other deductions	$78	$45	$38

Schedule Of Detailed Pension And OPEB Benefit Information

	Pension Plans			OPEB Plans
	Year Ended December 31,			Year Ended December 31,
	2018	2017	2016	2018	2017	2016

Assumptions Used to Determine Net Periodic Pension and OPEB Costs:
Discount rate	3.54%	4.05%	4.30%	3.73%	4.35%	4.60%
Expected return on plan assets	5.11%	5.17%	5.54%	6.20%	6.10%	6.30%
Rate of compensation increase	4.46%	3.33%	3.29%	-	-	-

Components of Net Pension and OPEB Costs:
Service cost	$27	$24	$23	$8	$7	$7
Interest cost	121	131	134	44	47	49
Expected return on assets	(120)	(115)	(122)	(9)	(8)	(9)
Amortization of prior service cost (credit)	-	-	-	(30)	(20)	(20)
Amortization of net loss	49	45	41	57	32	35
Net periodic pension and OPEB costs	$77	$85	$76	$70	$58	$62

Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Net loss (gain)	$67	$(11)	$41	$(177)	$139	$10
Amortization of net loss	(49)	(45)	(41)	(57)	(32)	(35)
Plan amendments	-	-	-	-	(78)	-
Amortization of prior service (cost) credit	-	-	-	30	20	20
Total recognized as regulatory assets or other comprehensive income	18	(56)	-	(204)	49	(5)
Total recognized in net periodic pension and OPEB costs and as regulatory assets or other comprehensive income	$95	$29	$76	$(134)	$107	$57

Schedule Of Assumptions Used

	Pension Plans			OPEB Plans
	Year Ended December 31,			Year Ended December 31,
	2018	2017	2016	2018	2017	2016

Assumptions Used to Determine Benefit Obligations at Period End:
Discount rate	4.18%	3.54%	4.05%	4.41%	3.73%	4.35%
Rate of compensation increase	4.53%	4.46%	3.33%	-	-	-

Schedule Of Changes In Projected Benefit Obligations And Changes In Fair Value Of Plan Assets And Net Funded Status

	Pension Plans		OPEB Plans
	Year Ended December 31,		Year Ended December 31,
	2018	2017	2018	2017

Change in Projected Benefit Obligation:
Projected benefit obligation at beginning of year	$3,500	$3,307	$1,198	$1,116
Service cost	27	24	8	7
Interest cost	121	131	44	47
Participant contributions	-	-	19	19
Plan amendments	-	-	-	(78)
Actuarial (gain) loss	(232)	201	(196)	154
Benefits paid	(175)	(163)	(67)	(67)
Annuity purchase	(79)	-	-	-
Projected benefit obligation at end of year	$3,162	$3,500	$1,006	$1,198
Accumulated benefit obligation at end of year	$3,069	$3,387	$-	$-

Change in Plan Assets:
Fair value of assets at beginning of year	$2,600	$2,287	$149	$143
Actual return (loss) on assets	(179)	327	(10)	23
Employer contributions	82	149	41	31
Participant contributions	-	-	19	19
Benefits paid	(175)	(163)	(67)	(67)
Annuity purchase	(79)	-	-	-
Fair value of assets at end of year	$2,249	$2,600	$132	$149

Funded Status:
Projected benefit obligation at end of year	$(3,162)	$(3,500)	$(1,006)	$(1,198)
Fair value of assets at end of year	2,249	2,600	132	149
Funded status at end of year	$(913)	$(900)	$(874)	$(1,049)

Schedule Of Amounts Recognized In Balance Sheet

	Pension Plans		OPEB Plans
	Year Ended December 31,		Year Ended December 31,
	2018	2017	2018	2017

Amounts Recognized in the Balance Sheet Consist of:
Liabilities:
Other current liabilities	$(4)	$(4)	$(7)	$(12)
Other noncurrent liabilities	(909)	(896)	(867)	(1,037)
Net liability recognized	$(913)	$(900)	$(874)	$(1,049)
Regulatory assets:
Net loss	$534	$538	$171	$402
Prior service cost (credit)	-	-	(57)	(86)
Net regulatory asset recognized	$534	$538	$114	$316
Accumulated other comprehensive net loss	$147	$124	$1	$3

Schedule Of Projected Benefit Obligations And Accumulated Benefit Obligations In Excess Of Plan Assets Fair Value

	At December 31,
	2018	2017

Pension Plans with PBO and ABO in Excess of Plan Assets:
Projected benefit obligations	$3,162	$3,316
Accumulated benefit obligations	3,069	3,207
Plan assets	2,249	2,409

Schedule Of Target Asset Allocation Ranges By Asset Category

Target Allocation Ranges
Asset Category	Recoverable	Non-recoverable

International equities	13% - 21%	6% - 12%
U.S. equities	16% - 24%	8% - 14%
Real estate	3% - 7%	-
Credit strategies	5% - 10%	5% - 9%
Fixed income	45% - 55%	68% - 78%

Schedule Of Expected Long-Term Rate Of Return On Assets Assumptions

Pension Plans		OPEB Plans
Asset Class	Expected Long-Term Rate of Return	Asset Class	Expected Long-Term Rate of Return

International equity securities	7.70%	401(h) accounts	6.63%
U.S. equity securities	6.60%	Life insurance VEBA	6.08%
Real estate	5.40%	Union VEBA	6.08%
Credit strategies	5.58%	Non-union VEBA	2.90%
Fixed income securities	4.30%	Weighted average	6.19%
Weighted average (a)	5.64%

_____________

(a)The 2019 expected long-term rate of return for the nonregulated portion of the Oncor Retirement Plan is 4.91%, and for Oncor's portion of the Vistra Retirement Plan is 5.29%.

Schedule Of Contributions

	Year Ended December 31,
	2018	2017	2016

Pension plans contributions	$82	$149	$4
OPEB plans contributions	41	31	31
Total contributions	$123	$180	$35

Schedule Of Estimated Future Benefit Payments

	2019	2020	2021	2022	2023	2024-28

Pension plans	$183	$187	$192	$196	$200	$1,031
OPEB plans	$53	$56	$58	$61	$63	$320

Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Assets Fair Value Measured On Recurring Basis

	At December 31, 2018
	Level 1	Level 2	Level 3	Total

Asset Category
Interest-bearing cash	$-	$-	$-	$-
Equity securities:
U.S.	170	2	-	172
International	239	-	-	239
Fixed income securities:
Corporate bonds (a)	-	930	-	930
U.S. Treasuries	-	110	-	110
Other (b)	-	69	-	69
Real estate	-	-	3	3
Total assets in the fair value hierarchy	$409	$1,111	$3	1,523
Total assets measured at net asset value (c)				726
Total fair value of plan assets				$2,249

	At December 31, 2017
	Level 1	Level 2	Level 3	Total

Asset Category
Interest-bearing cash	$-	$11	$-	$11
Equity securities:
U.S.	235	2	-	237
International	271	-	-	271
Fixed income securities:
Corporate bonds (a)	-	1,081	-	1,081
U.S. Treasuries	-	251	-	251
Other (b)	-	44	-	44
Real estate	-	-	3	3
Total assets in the fair value hierarchy	$506	$1,389	$3	1,898
Total assets measured at net asset value (c)				702
Total fair value of plan assets				$2,600

_____________

(a)Substantially all corporate bonds are rated investment grade by a major ratings agency such as Moody’s.

(b)Other consists primarily of municipal bonds, emerging market debt, bank loans and fixed income derivative instruments.

(c)Fair value was measured using the net asset value (NAV) per share as a practical expedient as the investments did not have a readily determinable fair value and are not required to be classified in the fair value hierarchy.  The NAV fair value amounts presented here are intended to permit a reconciliation to the total fair value of plan assets.

OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Assets Fair Value Measured On Recurring Basis

	At December 31, 2018
	Level 1	Level 2	Level 3	Total

Asset Category
Interest-bearing cash	$15	$-	$-	$15
Equity securities:
U.S.	21	-	-	21
International	22	-	-	22
Fixed income securities:
Corporate bonds (a)	-	26	-	26
U.S. Treasuries	-	3	-	3
Other (b)	28	1	-	29
Total assets in the fair value hierarchy	$86	$30	$-	116
Total assets measured at net asset value (c)				16
Total fair value of plan assets				$132

	At December 31, 2017
	Level 1	Level 2	Level 3	Total

Asset Category
Interest-bearing cash	$1	$1	$-	$2
Equity securities:
U.S.	35	-	-	35
International	33	-	-	33
Fixed income securities:
Corporate bonds (a)	-	30	-	30
U.S. Treasuries	-	3	-	3
Other (b)	28	1	-	29
Total assets in the fair value hierarchy	$97	$35	$-	132
Total assets measured at net asset value (c)				17
Total fair value of plan assets				$149

_____________

(a)Substantially all corporate bonds are rated investment grade by a major ratings agency such as Moody’s.

(b)Other consists primarily of diversified bond mutual funds.

(c)Fair value was measured using the net asset value (NAV) per share as a practical expedient as the investments did not have a readily determinable fair value and are not required to be classified in the fair value hierarchy. The NAV fair value amounts presented here are intended to permit a reconciliation to the total fair value of plan assets.

Postretirement Health Coverage [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Assumptions Used

	Year Ended December 31,
	2018	2017

Assumed Health Care Cost Trend Rates – Not Medicare Eligible:
Health care cost trend rate assumed for next year	7.60%	8.00%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2026	2026

Assumed Health Care Cost Trend Rates – Medicare Eligible:
Health care cost trend rate assumed for next year	8.70%	9.40%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2027	2026

	1-Percentage Point Increase	1-Percentage Point Decrease

Sensitivity Analysis of Assumed Health Care Cost Trend Rates:
Effect on accumulated postretirement obligation	$124	$(103)
Effect on postretirement benefits cost	7	(5)